Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 3.8%
Banco Bradesco SA	16,487,622	$66,273,129
Banco do Brasil SA	15,301,287	96,191,450
Banco Santander Brasil SA	7,925,875	57,610,354

		220,074,933

Beverages — 3.3%
Ambev SA	71,854,455	186,501,542

Capital Markets — 6.4%
B3 SA - Brasil, Bolsa, Balcao	30,953,577	322,572,576
Banco BTG Pactual SA	2,996,600	44,074,274

		366,646,850

Containers & Packaging — 1.1%
Klabin SA	13,075,700	60,885,522

Diversified Telecommunication Services — 1.2%
Telefonica Brasil SA	8,243,364	68,488,724

Electric Utilities — 2.4%
Centrais Eletricas Brasileiras SA	5,807,096	33,487,445
CPFL Energia SA	3,260,500	18,977,688
Energisa SA	2,149,600	18,574,006
Equatorial Energia SA	16,573,200	67,047,897

		138,087,036

Electrical Equipment — 3.4%
WEG SA	14,315,981	195,543,518

Food & Staples Retailing — 2.9%
Atacadao SA	8,703,800	32,496,944
Cia Brasileira de Distribuicao	3,181,864	40,909,385
Raia Drogasil SA	19,676,200	94,432,901

		167,839,230

Food Products — 2.2%
BRF SA(a)	10,856,950	44,406,229
JBS SA	19,663,407	84,514,518

		128,920,747

Health Care Providers & Services — 2.1%
Hapvida Participacoes e Investimentos SA(b)	13,253,800	35,483,564
Notre Dame Intermedica Participacoes SA	6,840,500	86,996,138

		122,479,702

Independent Power and Renewable Electricity Producers — 0.6%
Engie Brasil Energia SA	4,404,243	34,621,325

Insurance — 1.9%
BB Seguridade Participacoes SA	12,883,695	68,315,648
Sul America SA	5,146,290	40,913,108

		109,228,756

Internet & Direct Marketing Retail — 0.9%
B2W Cia. Digital(a)	4,046,588	52,891,174

Metals & Mining — 15.6%
Cia. Siderurgica Nacional SA	13,216,469	57,688,551
Vale SA	57,570,832	833,717,014

		891,405,565

Multiline Retail — 5.8%
Lojas Renner SA	14,110,509	117,051,612
Magazine Luiza SA	49,600,800	215,305,312

		332,356,924

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.3%
Cosan SA	3,145,950	$45,289,671
Petroleo Brasileiro SA	55,545,569	263,488,631
Ultrapar Participacoes SA	14,201,010	53,601,651

		362,379,953

Paper & Forest Products — 2.5%
Suzano SA(a)	13,413,930	140,710,349

Personal Products — 2.5%
Natura & Co. Holding SA(a)	15,101,460	141,337,430

Pharmaceuticals — 0.8%
Hypera SA	7,257,300	43,265,023

Real Estate Management & Development — 0.5%
Multiplan Empreendimentos Imobiliarios SA	6,339,738	26,683,598

Road & Rail — 3.8%
Localiza Rent a Car SA	10,822,637	135,068,214
Rumo SA(a)	23,612,090	83,117,853

		218,186,067

Software — 0.5%
TOTVS SA	5,468,300	27,157,993

Specialty Retail — 1.4%
Petrobras Distribuidora SA	7,164,000	27,306,503
Via Varejo SA(a)	16,797,900	55,357,300

		82,663,803

Transportation Infrastructure — 1.0%
CCR SA	23,239,865	56,264,278

Water Utilities — 0.9%
Cia. de Saneamento Basico do Estado de Sao Paulo	6,461,000	53,428,319

Wireless Telecommunication Services — 0.7%
TIM SA	17,112,725	42,860,050

Total Common Stocks — 74.5% (Cost: $2,967,933,948)		4,270,908,411

Preferred Stocks

Banks — 14.3%
Banco Bradesco SA, Preference Shares, NVS	67,114,960	302,793,930
Itau Unibanco Holding SA, Preference Shares, NVS	74,356,447	394,274,227
Itausa SA, Preference Shares, NVS	61,185,927	120,187,352

		817,255,509

Electric Utilities — 1.7%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	5,555,146	33,004,033
Cia. Energetica de Minas Gerais, Preference Shares, NVS	19,443,742	45,593,691
Cia. Paranaense de Energia, Preference Shares, NVS	1,475,200	18,698,310

		97,296,034

Metals & Mining — 1.9%
Bradespar SA, Preference Shares, NVS	2,301,300	24,823,952
Gerdau SA, Preference Shares, NVS	20,081,226	84,259,760

		109,083,712

Multiline Retail — 1.2%
Lojas Americanas SA, Preference Shares, NVS	16,185,517	68,905,230

Oil, Gas & Consumable Fuels — 5.7%
Petroleo Brasileiro SA, Preference Shares, NVS	70,903,083	327,782,696

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%
Alpargatas SA, Preference Shares, NVS	2,522,200	$18,801,246

Total Preferred Stocks — 25.1% (Cost: $1,205,572,051)		1,439,124,427

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	9,400,000	9,400,000

Total Short-Term Investments — 0.2% (Cost: $9,400,000)		9,400,000

Total Investments in Securities — 99.8% (Cost: $4,182,905,999)		5,719,432,838

Other Assets, Less Liabilities — 0.2%		10,996,449

Net Assets — 100.0%		$5,730,429,287

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,890,000	$1,510,000	(a)	$—	$—	$—	$9,400,000	9,400,000	$1,175	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	566	12/18/20	$25,282	$3,184,870

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Brazil ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,270,908,411	$—	$—	$4,270,908,411
Preferred Stocks	1,439,124,427	—	—	1,439,124,427
Money Market Funds	9,400,000	—	—	9,400,000

	$5,719,432,838	$—	$—	$5,719,432,838

Derivative financial instruments(a)
Assets
Futures Contracts	$3,184,870	$—	$—	$3,184,870

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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